Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Research and development tax credit	€ 6,797	€ 15,348	€ 21,949
Grant income	11,350	191	1,684
Profit/(loss) on disposal of fixed assets and intangible assets, net	(21)	(38)	(42)
Profit/(loss) from revaluation of lease agreements	45	(32)	0
Taxes, duties, fees, charges, other than income tax	(475)	(217)	(212)
Miscellaneous income/(expenses), net	3,824	(3,054)	(403)
OTHER INCOME AND EXPENSES, NET	€ 21,520	€ 12,199	€ 22,976